Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Segmented Information
Geographical revenue	$ 728,992	$ 651,000	$ 572,931
United States
Segmented Information
Geographical revenue	496,438	439,103	382,176
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	169,594	153,004	137,164
Canada
Segmented Information
Geographical revenue	42,445	39,254	35,422
Asia Pacific
Segmented Information
Geographical revenue	$ 20,515	$ 19,639	$ 18,169